UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2013

Date of reporting period:	1/31/2013

Item 1 – Reports to Stockholders –

Performance Discussion: Prudential Core Short-Term Bond Fund

During the fiscal year ended January 31, 2013, the Fund’s net asset value (NAV) gradually increased over the entire time period. The Fund benefitted from the combination of the ongoing extremely low interest rate environment and an improving domestic economic picture. The Fund utilized swaps, predominantly interest rate swaps, to reduce interest rate risk in the Fund. The swaps did not significantly impact the Fund’s performance.

Prices rallied and spreads narrowed across all credit markets. The bulk of the Fund’s positive returns were attributable to a significant price improvement in asset-backed securities backed by subprime mortgage collateral. This sector, whose asset values decreased significantly during the height of the recent recession, rebounded dramatically.

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period and held through the six-month period ended January 31, 2013.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.10	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.09	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,036.00	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.99	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 366 days in the Funds’ fiscal year ended January 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013

Principal Amount (000)	Description	Value (Note 1)
Certificates of Deposit 12.3%
$250,000	Bank of Montreal 0.200%, 03/11/13	$250,000,000
31,000	Bank of Montreal (Chicago Branch) 0.800%, 09/23/13(a)	31,105,951
	Bank of Nova Scotia (Houston Branch)
181,500	0.336%, 10/16/13(a)	181,517,595
45,000	0.760%, 02/13/14(a)	45,186,931
45,000	0.810%, 02/10/14(a)	45,209,130
261,600	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.190%, 02/19/13	261,600,000
235,700	Chase Bank USA NA 0.220%, 03/06/13	235,700,000
125,000	Credit Suisse (NY Branch) 0.801%, 07/25/13(a)	125,000,000
278,600	Deutsche Bank AG 0.250%, 04/15/13	278,600,000
	DNB Bank ASA
128,000	0.220%, 04/08/13	128,000,000
28,000	0.230%, 03/07/13	27,999,735
123,000	0.230%, 04/05/13	123,000,000
50,000	JPMorgan Chase Bank NA 0.220%, 03/11/13	50,000,000
	Nordea Bank Finland (NY Branch)
92,000	0.350%, 02/11/13	92,004,081
46,000	0.760%, 03/08/13(a)	46,011,883
200,000	Norinchukin Bank (NY Branch) 0.180%, 02/11/13	200,000,000
	Rabobank Nederland (NY Branch)
22,000	0.409%, 03/13/13(a)	22,005,116
174,000	0.463%, 05/02/13(a)	173,997,855
70,000	0.463%, 05/04/13(a)	69,998,407
	Royal Bank of Canada (NY Branch)
279,600	0.355%, 07/11/13(a)	279,600,000
80,000	0.370%, 01/25/14(a)	80,000,000
235,600	Societe Generale 0.250%, 02/05/13	235,600,000
168,700	State Street Bank & Trust Co. 0.190%, 04/09/13	168,700,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013 continued

Principal Amount (000)	Description	Value (Note 1)
Certificates of Deposit (cont’d.)
	Sumitomo Mitsui Banking Corp.
$177,000	0.260%, 03/11/13	$177,000,000
87,000	0.260%, 03/14/13	87,000,000
270,650	Svenska Handelsbanken AB 0.215%, 04/25/13	270,653,117
	Toronto Dominion Bank
100,000	0.220%, 02/04/13	100,000,000
260,650	0.301%, 07/26/13(a)	260,650,000
	Westpac Banking Corp.
13,950	0.493%, 02/06/13(a)	13,950,392

		4,060,090,193

Commercial Paper 16.9%
	ABN AMRO Funding USA LLC, 144A
49,000	0.260%, 04/15/13(b)	48,974,166
50,000	0.270%, 04/11/13(b)	49,974,125
157,600	0.280%, 04/03/13(b)	157,525,228
95,000	BHP Billiton Finance (USA) Ltd., 144A 0.200%, 03/06/13(b)	94,982,583
280,600	Credit Agricole North America, Inc. 0.300%, 02/04/13(b)	280,592,985
400,000	Deutsche Bank Financial LLC 0.160%, 02/01/13(b)	400,000,000
	DNB Bank ASA, 144A
76,700	0.382%, 01/22/14(a)	76,700,000
274,600	0.459%, 09/20/13(a)	274,600,000
	Electricite de France, 144A
100,000	0.270%, 04/23/13(b)	99,939,250
128,000	0.290%, 04/18/13(b)	127,921,635
25,000	0.300%, 04/05/13(b)	24,986,875
49,000	0.300%, 04/09/13(b)	48,972,642
	GDF Suez, 144A
104,000	0.240%, 04/16/13(b)	103,948,693
108,000	0.250%, 04/15/13(b)	107,945,250
70,700	0.250%, 05/06/13(b)	70,653,849
230,600	HSBC Bank PLC, 144A 0.350%, 01/31/14(a)	230,600,000
	HSBC USA, Inc.
125,000	0.260%, 02/26/13(b)	124,977,431

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)
Commercial Paper (cont’d.)
	ING (U.S.) Funding LLC
$26,500	0.230%, 04/02/13(b)	$26,489,842
149,400	0.230%, 04/09/13(b)	149,336,048
65,000	0.230%, 04/22/13(b)	64,966,778
237,000	International Bank Reconstruction & Development 0.150%, 02/05/13(b)	236,996,050
274,500	JPMorgan Chase & Co. 0.357%, 03/11/13(a)	274,500,000
62,000	Reckitt Benckiser Treasury Services PLC, 144A 0.200%, 03/11/13(b)	61,986,911
	Skandinaviska Enskilda Banken AB, 144A
27,700	0.240%, 05/09/13(b)	27,682,087
200,000	0.250%, 02/15/13(b)	199,980,556
54,000	0.270%, 02/22/13(b)	53,991,495
231,000	State Street Corp. 0.200%, 03/05/13(b)	230,958,933
	Straight-A Funding LLC, 144A
115,000	0.190%, 04/09/13(b)	114,959,335
172,387	0.190%, 04/10/13(b)	172,325,132
38,590	0.190%, 04/11/13(b)	38,575,947
163,000	0.190%, 04/11/13(b)	162,940,641
208,000	0.190%, 04/15/13(b)	207,919,862
89,000	0.190%, 04/16/13(b)	88,965,240
200,000	Sumitomo Mitsui Trust Bank Ltd., 144A 0.180%, 02/22/13(b)	199,979,000
88,000	Svenska Handelsbanken, Inc., 144A 0.230%, 05/02/13(b)	87,949,400
	Swedbank AB
170,390	0.250%, 05/08/13(b)	170,276,407
50,000	0.250%, 05/13/13(b)	49,964,930
68,000	0.275%, 02/26/13(b)	67,987,014
	Toyota Motor Credit Corp.
70,000	0.180%, 04/30/13(b)	69,969,200
175,000	0.180%, 05/01/13(b)	174,922,125
	U.S. Bank National Association
322,600	0.150%, 02/26/13	322,600,000
17,500	0.310%, 06/18/13(b)	17,479,355

		5,596,997,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013 continued

Principal Amount (000)	Description	Value (Note 1)
Municipal Bonds 0.8%
$47,000	CO St. Hsg. & Fin. Auth. Emp. Comp. Fd., Spl. Rev., Ser. B 0.450%, 05/15/13	$47,000,000
25,000	Gulf Coast TX Waste Disp. Auth., ExxonMobil Proj., F.R.D.D. 0.110%, 12/01/25(a)	25,000,000
3,000	New York City, NY Transitional Fin. Auth. Future Tax 1.500%, 05/01/13	3,007,872
1,405	NY St. Urban Dev. Corp. Rev. Taxable, St. Pers. Income Tax, Ser. A-2 5.640%, 12/15/13	1,469,366
7,750	Port Auth. of NY & NJ Cons., 176th Series 0.400%, 12/01/13	7,751,218
9,412	San Diego County Regional Airport Auth. 0.200%, 02/13/13	9,411,876
	Univ. of TX Perm. Univ. Fd.
25,000	0.140%, 02/04/13	24,999,874
25,000	0.140%, 02/05/13	25,000,000
25,000	0.160%, 03/04/13	24,998,481
25,000	0.170%, 04/02/13	24,997,033
13,000	0.180%, 04/03/13	13,000,000
39,800	Univ. of TX Perm. Univ. Fd., Ser. B, F.R.W.D. 0.070%, 07/01/37(a)	39,799,433
6,500	Valdez AK Marine Term. Rev., Exxon Pipeline Co. Proj., F.R.D.D. 0.110%, 12/01/33(a)	6,500,000

		252,935,153

Other Corporate Obligations 2.6%
76,000	Australia & New Zealand Banking Group Ltd. Sr. Unsec’d. Notes, 144A, MTN 0.980%, 09/24/13(a)	76,348,860
71,000	Metlife Institutional Funding II Sec’d. Notes, 144A 0.375%, 01/10/14(a)	71,000,000
141,500	0.556%, 04/03/13(a)	141,500,000
24,000	Metropolitan Life Global Funding I Sec’d. Notes, 144A 0.710%, 12/12/13(a)	24,077,087
69,700	Sr. Sec’d. Notes, 144A, MTN 2.000%, 01/10/14	70,730,639

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)
Other Corporate Obligations (cont’d.)
$156,000	Toyota Motor Credit Corp. Unsec’d. Notes, MTN 0.311%, 12/09/13(a)	$156,000,000
165,750	0.456%, 04/03/13(a)	165,750,000
131,500	Wachovia Corp. Sr. Unsec’d. Notes, MTN 2.083%, 05/01/13(a)	132,050,370
5,768	5.500%, 05/01/13	5,838,591
30,920	Westpac Banking Corp. Sr. Unsec’d. Notes, 144A 0.855%, 04/08/13(a)	30,954,328

		874,249,875

Time Deposits 5.7%
363,000	Australia & New Zealand Banking Group Ltd. 0.160%, 02/07/13	363,000,000
489,000	Credit Agricole SA 0.170%, 02/01/13	489,000,000
200,000	DNB Bank ASA 0.160%, 02/01/13	200,000,000
200,000	Natixis 0.180%, 02/01/13	200,000,000
150,000	Skandinaviska Enskilda Banken AB 0.160%, 02/01/13	150,000,000
503,000	U.S. Bank National Association 0.150%, 02/01/13	503,000,000

		1,905,000,000

U.S. Government Agency Obligations 31.8%
	Federal Farm Credit Bank
41,500	0.130%, 10/17/13(b)	41,461,336
145,000	0.145%, 09/19/13(a)	144,990,750
20,000	0.150%, 03/26/13(b)	19,995,583
37,305	0.195%, 11/19/13(a)	37,314,104
9,540	0.264%, 06/26/13(a)	9,543,886
	Federal Home Loan Bank
186,000	0.100%, 05/02/13(b)	185,953,500
46,670	0.100%, 08/13/13(a)	46,658,899

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013 continued

Principal Amount (000)	Description	Value (Note 1)
U.S. Government Agency Obligations (cont’d.)
$112,350	0.105%, 04/04/13(a)	$112,340,482
183,000	0.120%, 02/08/13(b)	182,995,730
107,000	0.120%, 02/26/13(b)	106,991,083
157,000	0.120%, 04/02/13(b)	156,968,600
183,000	0.120%, 04/26/13(b)	182,948,760
224,000	0.125%, 03/05/13(b)	223,975,111
50,000	0.127%, 03/04/13(b)	49,994,618
349,000	0.129%, 09/19/13(a)	348,941,601
649,496	0.131%, 03/01/13(b)	649,429,905
224,500	0.140%, 02/15/13(b)	224,487,818
2,500	0.150%, 02/06/13(b)	2,499,948
50,000	0.150%, 02/19/13(b)	49,996,250
115,500	0.150%, 02/20/13(b)	115,490,856
194,500	0.154%, 11/26/13(a)	194,467,978
30,000	0.161%, 04/25/13(a)	29,998,687
136,000	0.169%, 11/13/13(a)	136,000,000
193,000	0.174%, 11/26/13(a)	193,000,000
193,000	0.181%, 04/25/13(a)	193,000,000
	Federal Home Loan Mortgage Corp.
125,000	0.100%, 04/09/13(b)	124,976,736
237,500	0.100%, 07/01/13(b)	237,401,042
183,000	0.110%, 08/06/13(b)	182,895,995
156,000	0.130%, 02/11/13(b)	155,994,367
197,000	0.130%, 02/12/13(b)	196,992,175
195,000	0.140%, 02/20/13(b)	194,985,592
977,000	0.146%, 09/13/13(a)	976,853,620
11,395	0.150%, 02/04/13(b)	11,394,857
153,000	0.150%, 02/19/13(b)	152,988,525
385,000	0.150%, 02/26/13(b)	384,959,896
116,000	0.150%, 03/19/13(b)	115,977,766
188,000	0.150%, 03/26/13(b)	187,958,483
215,500	0.150%, 04/02/13(b)	215,446,125
50,000	0.152%, 04/03/13(b)	49,987,292
83,000	0.156%, 06/17/13(a)	83,000,313
69,000	0.158%, 05/06/13(a)	68,996,504
47,000	0.159%, 06/03/13(a)	47,000,088
154,500	0.160%, 04/16/13(b)	154,449,187
354,500	0.160%, 04/18/13(b)	354,380,258
155,000	0.162%, 06/25/13(b)	154,900,800

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)
U.S. Government Agency Obligations (cont’d.)
	Federal National Mortgage Association
$357,500	0.101%, 07/01/13(b)	$357,351,042
388,000	0.135%, 02/19/13(b)	387,973,810
134,000	0.145%, 02/27/13(b)	133,985,967
154,500	0.150%, 02/13/13(b)	154,492,275
609,000	0.150%, 02/14/13(b)	608,967,013
542,000	0.150%, 04/01/13(b)	541,866,758
311,000	0.154%, 05/01/13(b)	310,881,778
134,700	1.000%, 09/23/13	135,433,344
200,000	1.750%, 02/22/13	200,179,197

		10,522,116,290

U.S. Treasury Obligations 3.5%
	U.S. Treasury Bills
474,000	0.090%, 04/04/13(b)	473,926,530
121,000	0.090%, 04/25/13(b)	120,974,892
50,000	0.120%, 02/28/13(b)	49,995,500
182,000	0.140%, 02/07/13(b)	181,995,753
104,000	0.140%, 03/21/13(b)	103,980,587
	U.S. Treasury Notes
36,500	0.125%, 09/30/13	36,497,080
100,000	0.750%, 09/15/13	100,376,795
100,000	3.125%, 09/30/13	101,968,488

		1,169,715,625

Repurchase Agreements(c) 26.4%
713,000	Barclays Capital, Inc. 0.070%, dated 01/30/13, due 02/06/13 in the amount of $713,009,705 (cost $713,000,000)	713,000,000
423,000	0.120%, dated 01/31/13, due 02/07/13 in the amount of $423,009,870 (cost ($423,000,000)	423,000,000
424,500	BNP Paribas Securities Corp. 0.060%, dated 01/29/13, due 02/05/13 in the amount of $424,504,953 (cost $424,500,000)	424,500,000
677,000	0.080%, dated 01/30/13, due 02/06/13 in the amount of $677,010,531 (cost $677,000,000)	677,000,000
554,500	0.090%, dated 01/28/13, due 02/04/13 in the amount of $554,509,704 (cost $554,500,000)	554,500,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013 continued

Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreements(c) (cont’d.)
$23,929	0.160%, dated 01/31/13, due 02/01/13 in the amount of $23,929,106 (cost ($23,929,000)	$23,929,000
150,000	Credit Suisse Securities Corp. 0.140%, dated 01/31/13, due 02/01/13 in the amount of $150,000,583 (cost $150,000,000)	150,000,000
477,000	Deutsche Bank Securities, Inc. 0.150%, dated 01/31/13, due 02/01/13 in the amount of $477,001,988 (cost $477,000,000)	477,000,000
888,000	0.170%, dated 01/31/13, due 02/01/13 in the amount of $888,004,193 (cost $888,000,000)	888,000,000
509,500	Goldman Sachs & Co. 0.070%, dated 01/29/13, due 02/05/13 in the amount of $509,506,935 (cost $509,500,000)	509,500,000
424,500	0.080%, dated 01/29/13, due 02/12/13 in the amount of $424,513,207 (cost $424,500,000)(d)	424,500,000
213,500	0.150%, dated 01/25/13, due 02/01/13 in the amount of $213,506,227 (cost $213,500,000)	213,500,000
100,000	HSBC Securities (USA), Inc. 0.150%, dated 01/31/13, due 02/01/13 in the amount of $100,000,417 (cost $100,000,000)	100,000,000
100,000	0.160%, dated 01/31/13, due 02/01/13 in the amount of $100,000,444 (cost $100,000,000)	100,000,000
264,083	0.160%, dated 01/31/13, due 02/01/13 in the amount of $264,084,174 (cost $264,083,000)	264,083,000
159,000	JPMorgan Securities, Inc. 0.180%, dated 01/03/13, due 02/04/13 in the amount of $159,025,440 (cost $159,000,000)	159,000,000
647,200	Merrill Lynch & Co., Inc. 0.160%, dated 01/25/13, due 02/26/13 in the amount of $647,292,046 (cost $647,200,000)(d)	647,200,000
242,000	0.160%, dated 01/30/13, due 03/01/13 in the amount of $242,032,267 (cost $242,000,000)(d)	242,000,000
424,500	Morgan Stanley & Co., Inc. 0.080%, dated 01/30/13, due 02/06/13 in the amount of $424,506,603 (cost $424,500,000)	424,500,000
428,500	0.150%, dated 01/25/13, due 02/01/13 in the amount of $428,512,498 (cost $428,500,000)	428,500,000
200,000	0.170%, dated 01/31/13, due 02/01/13 in the amount of $200,000,944 (cost $200,000,000)	200,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreements(c) (cont’d.)
$428,500	RBS Securities, Inc. 0.150%, dated 01/25/13, due 02/01/13 in the amount of $428,512,498 (cost $428,500,000)	$428,500,000
280,058	UBS Securities LLC 0.200%, dated 01/31/13, due 02/01/13 in the amount of $280,059,556 (cost $280,058,000)	280,058,000

		8,752,270,000

	Total Investments 100.0% (amortized cost $33,133,374,136)(e)	33,133,374,136
	Other assets in excess of liabilities	1,003,578

	Net Assets 100.0%	$33,134,377,714

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by the following U.S. Government Agency and U.S. Treasury securities, with the aggregate value, including accrued interest, of $8,927,340,099:

Issue	Coupon Rate	Maturity Dates
FHLMC	0.00% - 8.00%	02/01/13 - 02/01/43
FNMA	0.00% - 11.50%	03/01/13 - 11/01/52
GNMA	2.01% - 6.50%	08/15/24 - 03/15/55
U.S. Treasury Securities	4.13% - 10.63%	05/15/15 - 05/15/38
(d)	Indicates a security that has been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2013 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,060,090,193	$—
Commercial Paper	—	5,596,997,000	—
Municipal Bonds	—	252,935,153	—
Other Corporate Obligations	—	874,249,875	—
Time Deposits	—	1,905,000,000	—
U.S. Government Agency Obligations	—	10,522,116,290	—
U.S. Treasury Obligations	—	1,169,715,625	—
Repurchase Agreements	—	8,752,270,000	—

Total	$—	$33,133,374,136	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 was as follows:

U.S. Government Agency Obligations	31.8%
Repurchase Agreements	26.4
Commercial Paper	16.9
Certificates of Deposit	12.3
Time Deposits	5.7
U.S. Treasury Obligations	3.5
Other Corporate Obligations	2.6
Municipal Bonds	0.8

100.0
Other assets in excess of liabilities	—

100.0%

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Assets and Liabilities

as of January 31, 2013

Assets
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$24,381,104,136
Repurchase agreements	8,752,270,000
Receivable for investments sold	230,588,726
Interest receivable	6,570,344
Prepaid expenses	96,333

Total assets	33,370,629,539

Liabilities
Payable for investments purchased	230,600,000
Dividends payable	5,360,554
Management fee payable	138,194
Accrued expenses	73,396
Payable to custodian	63,014
Affiliated transfer agent fee payable	16,667

Total liabilities	236,251,825

Net Assets	$33,134,377,714

Net assets were comprised of:
Common stock, at par	$33,134,386
Paid-in capital in excess of par	33,101,230,212

33,134,364,598
Undistributed net investment income	13,116

Net assets, January 31, 2013	$33,134,377,714

Net asset value, offering price and redemption price per share ($33,134,377,714 ÷ 33,134,385,693 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Operations

Year Ended January 31, 2013

Income
Income
Interest income	$73,154,498

Expenses
Management fee	1,508,800
Insurance expense	166,000
Custodian’s fees and expenses	160,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	102,000
Audit fee	23,000
Legal fees and expenses	18,000
Trustees’ fees	10,000
Reports to shareholders	5,000
Interest expense (Note 7)	7,609
Miscellaneous	23,963

Total expenses	2,024,372

Net investment income	71,130,126

Realized Gain On Investments
Net realized gain on investment transactions	988,733

Net Increase In Net Assets Resulting From Operations	$72,118,859

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$71,130,126	$51,922,893
Net realized gain on investment transactions	988,733	844,946

Net increase in net assets resulting from operations	72,118,859	52,767,839

Dividends and distributions from net investment income and net realized gains (Note 1)	(72,132,423)	(52,755,033)

Fund share transactions (Note 6)
Net proceeds from shares sold	273,453,130,892	275,313,657,621
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	71,881,967	35,735,369
Cost of shares reacquired	(271,709,910,377)	(264,599,317,632)

Net increase in net assets from Fund share transactions	1,815,102,482	10,750,075,358

Total increase	1,815,088,918	10,750,088,164

Net Assets:
Beginning of year	31,319,288,796	20,569,200,632

End of year(a)	$33,134,377,714	$31,319,288,796

(a) Includes undistributed net investment income of:	$13,116	$26,680

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS 94.5%
ASSET-BACKED SECURITIES 33.7%

Non-Residential Mortgage-Backed Securities 16.7%
Ally Auto Receivables Trust, Ser. 2011-5, Class A3	AAA(a)	0.990%	11/15/15	$8,900	$8,947,633
Ser. 2012-1, Class A3	Aaa	0.930	02/15/16	8,000	8,048,984
Ser. 2012-2, Class A3	Aaa	0.740	04/15/16	13,975	14,027,812
Ser. 2012-3, Class A2	Aaa	0.700	01/15/15	12,299	12,318,894
American Express Credit Account Master Trust, Ser. 2008-6, Class A(b)	Aaa	1.406	02/15/18	15,740	16,187,299
Ser. 2010-1, Class A(b)	Aaa	0.456	11/15/15	3,000	3,001,419
Ser. 2011-1, Class A(b)	Aaa	0.376	04/15/17	16,595	16,630,679
Ser. 2012-2, Class A	AAA(a)	0.680	03/15/18	600	601,405
Ser. 2012-3, Class A(b)	AAA(a)	0.356	03/15/18	20,700	20,741,317
BA Credit Card Trust, Ser. 2007-A3, Class A3(b)	Aaa	0.226	11/15/16	1,000	999,605
Ser. 2007-A4, Class A4(b)	Aaa	0.246	11/15/19	6,227	6,167,787
Bank of America Auto Trust, Ser. 2012-1, Class A3	Aaa	0.780	06/15/16	12,100	12,148,049
BMW Vehicle Lease Trust, Ser. 2012-1, Class A2	Aaa	0.590	06/20/14	12,847	12,856,895
CarMax Auto Owner Trust, Ser. 2011-3, Class A3	Aaa	1.070	06/15/16	11,000	11,073,502
Ser. 2012-1, Class A3	AAA(a)	0.890	09/15/16	11,000	11,067,067
Ser. 2012-2, Class A2	Aaa	0.640	05/15/15	10,361	10,374,982
Chase Issuance Trust, Ser. 2007-A3, Class A3	Aaa	5.230	04/15/19	22,846	26,710,035
Ser. 2007-A8, Class A(b)	Aaa	0.226	03/15/17	4,250	4,241,700
Ser. 2008-A6, Class A6(b)	Aaa	1.406	05/15/15	2,294	2,301,751
Ser. 2012-A9, Class A9(b)	AAA(a)	0.356	10/15/17	33,000	33,000,000
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100	11/20/17	24,305	27,286,033
Ser. 2006-A3, Class A3	Aaa	5.300	03/15/18	12,000	13,686,876
Ser. 2006-C1, Class C1(b)	Baa2	0.605	02/20/15	19,100	19,099,904
Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	6,030	7,234,758
Ser. 2008-A6, Class A6(b)	Aaa	1.405	05/20/17	3,000	3,075,360

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Master Trust, Ser. 2010-A1, Class A1(b)	Aaa	0.856%	09/15/15	$21,160	$21,173,394
Ser. 2010-A2, Class A2(b)	AAA(a)	0.786	03/15/18	25,225	25,545,559
Ser. 2011-A3, Class A(b)	Aaa	0.416	03/15/17	2,000	2,005,974
Ser. 2012-A1, Class A1	Aaa	0.810	08/15/17	13,000	13,071,955
Ser. 2012-A3, Class A3	Aaa	0.860	11/15/17	1,500	1,507,772
Ser. 2012-A5, Class A5(b)	Aaa	0.406	01/15/18	14,000	14,017,318
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.286	01/19/16	6,412	6,413,770
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740	09/15/13	364	364,022
Ser. 2012-A, Class A2	Aaa	0.630	04/15/14	4,729	4,733,208
Ford Credit Auto Owner Trust, Ser. 2012-A, Class A3	Aaa	0.840	08/15/16	15,000	15,070,575
Ser. 2012-B, Class A3	AAA(a)	0.720	12/15/16	6,200	6,220,491
Ser. 2012-D, Class A3	Aaa	0.510	04/15/17	7,900	7,891,476
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aa1	0.576	11/15/31	5,417	5,065,010
Ser. 2004-2A, Class A, 144A(b)	Aa1	0.426	12/15/32	5,340	5,153,995
Ser. 2006-2A, Class A, 144A(b)	Aa3	0.386	11/15/34	8,269	7,235,502
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class A(b)	Aaa	0.506	06/15/18	50,000	50,119,550
Harley-Davidson Motorcycle Trust, Ser. 2011-2, Class A2	Aaa	0.710	05/15/15	2,925	2,928,246
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A3	Aaa	1.340	03/18/14	158	158,591
Ser. 2012-1, Class A3	Aaa	0.770	01/15/16	7,700	7,732,717
Hyundai Auto Lease Securitization Trust, Ser. 2012-A, Class A2, 144A	Aaa	0.680	01/15/15	17,400	17,438,524
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	374	374,742

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Mercedes-Benz Auto Lease Trust, Ser. 2011-B, Class A2, 144A	Aaa	0.900%	01/15/14	$8,841	$8,846,290
Ser. 2012-A, Class A2	AAA(a)	0.660	04/15/14	9,206	9,213,653
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(b)	Aaa	0.386	01/15/14	1,489	1,488,606
Nissan Auto Receivables Owner Trust, Ser. 2011-B, Class A3	Aaa	0.950	02/16/16	14,500	14,595,918
Ser. 2012-A, Class A3	Aaa	0.730	05/15/16	2,500	2,511,180
Tal Advantage LLC, Ser. 2006-1A, 144A(b)	Baa2	0.395	04/20/21	3,250	3,192,924
Toyota Auto Receivables Owner Trust, Ser. 2012-A, Class A2	Aaa	0.570	10/15/14	18,984	19,005,500
Volkswagen Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	1.000	02/20/14	4,288	4,291,460
Volkswagen Auto Loan Enhanced Trust, Ser. 2012-1, Class A3	AAA(a)	0.850	08/22/16	30,000	30,157,080
World Omni Auto Receivables Trust, Ser. 2011-B, Class A2	Aaa	0.650	08/15/14	2,643	2,644,354
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810	10/15/13	663	662,958
Ser. 2012-A, Class A2	Aaa	0.710	01/15/15	5,000	5,006,545

					617,668,605

Residential Mortgage-Backed Securities 17.0%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aa1	0.554	01/25/35	2,274	2,247,721
Ace Securities Corp., Ser. 2003-HE1, Class M2(b)	Ca	2.754	11/25/33	160	129,075
Ser. 2003-OP1, Class M1(b)	Ba3	1.254	12/25/33	3,644	3,609,026
Ser. 2004-FM1, Class M1(b)	B2	1.104	09/25/33	706	695,673

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2004-OP1, Class M1(b)	Ba3	0.984%	04/25/34	$6,063	$5,633,323
Ser. 2005-HE2, Class M2(b)	Aa2	0.879	04/25/35	416	414,702
Aegis Asset-Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.504	06/25/34	263	258,460
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	B1	1.554	02/25/33	10,514	10,348,314
Ser. 2003-8, Class M1(b)	B3	1.254	10/25/33	4,816	4,219,209
Ser. 2003-9, Class AV2(b)	A2	0.544	09/25/33	537	524,721
Ser. 2003-11, Class AV2(b)	Baa2	0.944	12/25/33	623	609,890
Ser. 2003-11, Class M1(b)	B1	1.239	12/25/33	596	507,829
Ser. 2003-12, Class M1(b)	B1	1.329	01/25/34	1,055	997,751
Ser. 2004-R3, Class A4(b)	Aaa	0.654	05/25/34	328	316,733
Ser. 2004-R5, Class M1(b)	Caa1	1.074	07/25/34	1,102	973,816
Ser. 2004-R6, Class A1(b)	A1	0.624	07/25/34	3,923	3,486,871
Ser. 2004-R8, Class M1(b)	A2	1.164	09/25/34	15,240	14,809,455
Ser. 2005-R3, Class A1B(b)	Aaa	0.464	05/25/35	1,514	1,457,109
Ser. 2005-R9, Class AF4(c)	Aaa	4.928	11/25/35	1,500	1,510,863
Ser. 2005-R9, Class AF5(c)	Aa3	4.928	11/25/35	1,808	1,653,942
Ser. 2005-R11, Class A2D(b)	A3	0.534	01/25/36	330	324,606
Amortizing Residential Collateral Trust, Ser. 2002-BC5, Class M2(b)	B2	2.004	07/25/32	103	58,659
Argent Securities, Inc., Ser. 2003-W2, Class M4(b)	B2	5.829	09/25/33	1,000	792,461
Ser. 2003-W3, Class M2(b)	B2	2.904	09/25/33	12,586	10,173,914
Ser. 2003-W4, Class M1(b)	A3	1.404	10/25/33	5,411	5,297,170
Ser. 2003-W5, Class M1(b)	Baa1	1.254	10/25/33	133	132,256
Ser. 2003-W7, Class A2(b)	Aaa	0.984	03/25/34	266	243,687
Ser. 2004-W5, Class M1(b)	Ba2	0.804	04/25/34	562	545,471
Ser. 2004-W6, Class AV2(b)	Aa2	0.654	05/25/34	488	467,941
Ser. 2004-W6, Class M1(b)	Baa1	0.754	05/25/34	1,621	1,583,997
Ser. 2004-W7, Class M1(b)	A2	0.754	05/25/34	18,431	16,290,980
Ser. 2004-W8, Class A2(b)	A2	1.164	05/25/34	236	226,456
Asset-Backed Funding Certificates, Ser. 2003-AHL1, Class A1(c)	A1	4.184	03/25/33	694	684,267

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2003-OPT1, Class A3(b)	Baa1	0.884%	04/25/33	$1,110	$1,034,553
Ser. 2004-HE1, Class M1(b)	Caa2	1.104	03/25/34	1,611	1,420,230
Ser. 2004-OPT5, Class A4(b)	BBB+(a)	1.454	06/25/34	9,302	8,932,583
Ser. 2006-OPT1, Class A3D(b)	Ca	0.444	09/25/36	6,000	3,131,046
Asset-Backed Securities Corp., Ser. 2003-HE5, Class M2(b)	C	3.056	09/15/33	461	328,761
Ser. 2003-HE6, Class A2(b)	Aaa	0.884	11/25/33	193	171,251
Ser. 2004-HE1, Class M1(b)	Ba1	1.256	01/15/34	1,986	1,905,120
Ser. 2004-HE2, Class M1(b)	Ba3	1.029	04/25/34	402	377,732
Ser. 2004-HE3, Class M1(b)	Ba1	1.014	06/25/34	460	430,695
Ser. 2005-HE6, Class M1(b)	Aa1	0.694	07/25/35	602	600,071
Bear Stearns Asset-Backed Securities Trust, Ser. 2003-3, Class M1(b)	B1	1.024	06/25/43	1,185	939,476
Ser. 2004-1, Class M1(b)	A+(a)	0.854	06/25/34	4,030	3,615,346
Ser. 2004-HE2, Class M1(b)	Ba1	1.104	03/25/34	7,087	6,308,802
Ser. 2004-HE7, Class M1(b)	Baa2	1.104	08/25/34	4,738	4,381,328
Ser. 2004-HE10, Class M1(b)	Baa1	1.179	12/25/34	1,216	1,093,671
Ser. 2007-FS1, Class 1A3(b)	Ca	0.374	05/25/35	19,000	9,614,950
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.254	11/25/33	5,939	5,551,685
Ser. 2003-HE4, Class M1(b)	Baa1	1.179	03/25/34	2,071	1,914,094
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.704	05/25/32	404	388,666
Ser. 2003-1, Class 2A2(b)	A1	0.864	11/25/32	695	643,006
Ser. 2003-2, Class 2A2(b)	Aa2	0.764	02/25/33	496	467,516
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490	06/25/37	5,560	611,961
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.564	10/25/34	712	709,805
Ser. 2005-HE3, Class M1(b)	Ba1	0.664	09/25/35	2,000	1,917,010
Conseco Finance, Ser. 2001-C, Class M1(b)	A1	0.906	08/15/33	764	704,210

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(b)	Ba3	1.329%	03/25/32	$230	$204,718
Ser. 2003-2, Class 3A(b)	B1	0.704	08/26/33	943	792,251
Ser. 2003-3, Class M1(b)	Caa3	1.254	08/25/33	1,918	1,305,730
Ser. 2003-BC4, Class M1(b)	Ba3	1.254	07/25/33	400	368,983
Ser. 2004-1, Class M1(b)	Ba1	0.954	03/25/34	1,570	1,487,074
Ser. 2004-2, Class M1(b)	Caa1	0.954	05/25/34	2,776	2,441,760
Ser. 2004-ECC1, Class M1(b)	Ba1	1.149	11/25/34	4,121	3,840,029
Ser. 2005-2, Class M1(b)	Aa2	0.624	08/25/35	1,182	1,178,486
Ser. 2005-15, Class 1AF4(b)	Caa3	5.212	04/25/36	1,900	1,522,084
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Ba3	0.824	01/25/32	1,841	1,633,114
Ser. 2001-HE25, Class M1(b)	Ba3	1.804	03/25/32	597	541,039
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB5, Class M1(b)	B2	1.224	11/25/33	1,541	1,469,694
Ser. 2004-CB3, Class M1(b)	Ba1	0.984	03/25/34	755	674,687
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Ba1	3.054	12/25/32	153	99,067
Ser. 2004-2, Class M1(b)	Baa1	0.754	10/25/34	1,909	1,581,122
Equity One ABS, Inc., Ser. 2003-1, Class M1(b)	B2	4.860	07/25/33	136	135,211
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.074	11/25/34	11,482	9,952,644
First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2004-FF5, Class A1(b)	AA+(a)	0.924	08/25/34	536	461,924
Ser. 2005-FFH4, Class M4, IO(b)	C	0.854	12/25/35	3,500	26,404
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.684	09/25/35	2,500	1,995,590
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Ba1	1.254	12/25/33	809	784,483
Ser. 2004-1, Class M1(b)	A3	0.879	02/25/34	2,015	1,758,235

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2004-2, Class M1(b)	A3	1.059%	07/25/34	$853	$760,355
Ser. 2004-2, Class M2(b)	B1	1.134	07/25/34	2,007	1,880,222
Ser. 2004-B, Class M1(b)	Ba1	1.074	05/25/34	5,754	5,079,856
Ser. 2004-C, Class M1(b)	B1	1.179	08/25/34	8,618	6,937,171
GE-WMC Mortgage Securities LLC, Ser. 2005-1, Class A2C(b)	Ba1	0.564	10/25/35	2,010	1,926,221
GSAMP Trust, Ser. 2003-FM1, Class M2(b)	Ca	2.980	03/20/33	152	68,511
Ser. 2004-FM1, Class M1(b)	Ba3	1.179	11/25/33	10,470	10,276,632
Ser. 2004-FM1, Class M2(b)	Ca	2.304	11/25/33	211	180,997
Ser. 2004-NC1, Class M1(b)	B3	1.029	03/25/34	4,132	3,878,128
Home Equity Asset Trust, Ser. 2002-3, Class M1(b)	B3	1.554	02/25/33	1,164	960,343
Ser. 2002-4, Class M1(b)	B3	1.704	03/25/33	1,108	966,990
Ser. 2003-2, Class M1(b)	B1	1.524	08/25/33	2,044	1,970,207
Ser. 2003-3, Class M1(b)	Ba3	1.494	08/25/33	2,483	2,277,246
Ser. 2003-4, Class M1(b)	Ba3	1.404	10/25/33	11,037	10,800,878
Ser. 2003-8, Class M1(b)	Ba1	1.284	04/25/34	961	889,951
Ser. 2004-1, Class M1(b)	B2	1.149	06/25/34	16,655	15,658,395
Ser. 2004-2, Class M1(b)	Ba3	0.999	07/25/34	4,355	4,009,233
Ser. 2004-3, Class M1(b)	Ba1	1.059	08/25/34	2,754	2,466,692
Ser. 2005-3, Class M2(b)	A1	0.864	08/25/35	1,204	1,171,530
Ser. 2005-5, Class M1(b)	A1	0.684	11/25/35	2,625	2,562,186
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.465	01/20/35	190	188,124
Ser. 2006-1, Class M1(b)	Aa1	0.485	01/20/36	11,152	10,708,608
Ser. 2006-1, Class M2(b)	Aa1	0.505	01/20/36	990	933,901
Ser. 2006-2, Class M1(b)	Aa1	0.475	03/20/36	4,644	4,582,196
Ser. 2006-2, Class M2(b)	Aa1	0.495	03/20/36	6,607	6,511,884
Ser. 2006-3, Class A4(b)	Aaa	0.445	03/20/36	7,997	7,674,417
Ser. 2007-1, Class AS(b)	Aaa	0.405	03/20/36	653	644,842
Ser. 2007-1, Class M1(b)	A1	0.585	03/20/36	430	381,601
Ser. 2007-2, Class A4(b)	A1	0.505	07/20/36	400	380,906
Ser. 2007-2, Class M2(b)	Ba2	0.575	07/20/36	1,000	825,129
Ser. 2007-3, Class A4(b)	Aa2	1.705	11/20/36	5,360	5,213,157

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2007-3, Class M2(b)	Ba1	2.705%	11/20/36	$3,500	$3,319,971
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.454	03/25/36	1,400	989,097
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.329	07/25/33	2,238	2,041,321
Ser. 2003-4, Class M1(b)	B2	1.224	08/25/33	3,971	3,884,323
Ser. 2004-1, Class M1(b)	A3	0.954	02/25/34	29,430	27,620,084
Ser. 2004-1, Class M2(b)	Ba2	1.029	02/25/34	3,735	3,656,576
Ser. 2004-2, Class M1(b)	B1	0.734	06/25/34	11,674	10,738,596
Ser. 2004-3, Class M1(b)	Ba1	1.059	07/25/34	11,630	10,731,106
Mastr Asset-Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.554	09/25/34	806	752,019
Ser. 2004-OPT2, Class A2(b)	Aa1	0.554	09/25/34	170	159,631
Ser. 2004-WMC3, Class M1(b)	A1	1.029	10/25/34	2,056	1,801,325
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	Ba1	3.054	02/25/34	295	279,004
Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.604	08/25/35	51	46,224
Ser. 2004-HE2, Class M1(b)	BB+(a)	1.004	08/25/35	1,647	1,406,789
Ser. 2004-WMC1, Class M2(b)	B3	1.860	10/25/34	2,803	2,370,209
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.704	11/25/32	929	852,337
Ser. 2003-HE1, Class M1(b)	Ba2	1.404	05/25/33	3,808	3,693,458
Ser. 2003-NC5, Class M1(b)	B3	1.479	04/25/33	6,613	6,471,596
Ser. 2003-NC5, Class M3(b)	C	3.654	04/25/33	225	111,924
Ser. 2003-NC8, Class M1(b)	Caa1	1.254	09/25/33	2,595	2,504,375
Ser. 2003-NC8, Class M2(b)	C	2.829	09/25/33	280	262,321
Ser. 2003-NC10, Class M1(b)	B2	1.224	10/25/33	597	553,263
Ser. 2004-HE1, Class A4(b)	AAA(a)	0.944	01/25/34	1,253	1,224,446
Ser. 2004-HE5, Class M1(b)	B3	1.149	06/25/34	1,722	1,653,793
Ser. 2004-HE7, Class M1(b)	A2	1.104	08/25/34	3,607	3,424,781
Ser. 2004-HE8, Class A4(b)	Aaa	0.964	09/25/34	469	411,505
Ser. 2004-HE8, Class M1(b)	Baa1	0.844	09/25/34	19,810	17,017,008
Ser. 2004-NC1, Class M1(b)	Baa2	1.254	12/25/33	2,097	2,080,109

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2004-NC5, Class M1(b)	Caa1	1.104%	05/25/34	$1,038	$936,524
Ser. 2004-WMC2, Class M1(b)	Ba3	1.119	07/25/34	2,400	2,344,736
Ser. 2005-HE4, Class M2(b)	B1	0.674	07/25/35	1,000	777,399
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.329	05/25/32	1,186	1,068,053
Ser. 2002-AM3, Class A3(b)	Aa2	1.184	02/25/33	2,205	2,103,115
Ser. 2002-AM3, Class M2(b)	Ca	3.204	02/25/33	431	328,462
Ser. 2002-NC5, Class M1(b)	B3	1.614	10/25/32	1,094	971,006
Ser. 2002-NC5, Class M2(b)	Ca	2.604	10/25/32	239	127,041
Ser. 2003-NC3, Class M1(b)	B3	1.554	03/25/33	1,135	1,104,140
Ser. 2003-NC3, Class M3(b)	Ca	3.579	03/25/33	350	133,103
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	Baa3	1.329	10/25/33	7,300	7,129,617
Ser. 2003-6, Class M1(b)	Ba3	1.284	01/25/34	11,463	10,735,610
Ser. 2004-1, Class M1(b)	B3	1.089	05/25/34	8,017	7,463,714
Ser. 2004-2, Class A4(b)	Aaa	0.754	08/25/34	2,714	2,719,560
Ser. 2004-3, Class M1(b)	Baa2	1.134	11/25/34	12,150	10,984,144
Ser. 2004-4, Class M1(b)	Ba1	0.969	02/25/35	17,258	15,225,332
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.329	11/25/32	253	205,671
Ser. 2003-2, Class A2(b)	Baa3	0.804	04/25/33	1,896	1,751,908
Ser. 2003-5, Class A2(b)	Baa3	0.844	08/25/33	763	686,850
Ser. 2003-6, Class A2(b)	A1	0.864	11/25/33	2,239	2,016,644
Ser. 2004-1, Class M1(b)	B1	1.104	01/25/34	2,407	2,207,515
Ser. 2004-2, Class M1(b)	B2	0.999	05/25/34	6,000	5,340,048
Ser. 2005-3, Class M1(b)	A3	0.674	08/25/35	2,460	2,166,251
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.884	09/25/34	1,500	1,474,112
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1(c)	Ba1	5.181	09/25/34	1,705	1,445,995
Ser. 2005-5, Class AF4(c)	Caa2	5.297	11/25/35	2,250	1,498,165
Ser. 2005-B, Class M1(b)	Aa3	0.684	08/25/35	2,095	2,080,803
Ser. 2006-B, Class A3(b)	Ba3	0.484	05/25/36	2,218	1,951,748

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Quest Trust, Ser. 2006-X1, Class A2, 144A(b)	Ca	0.394%	03/25/36	$7,138	$2,700,344
Ser. 2006-X2, Class A2, 144A(b)	Ca	0.494	08/25/36	6,000	3,051,054
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(b)	A2	1.064	06/25/33	519	405,634
Ser. 2004-1, Class M2(b)	Caa3	1.454	05/25/34	408	213,884
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4	Baa1	5.335	03/25/34	785	830,244
Ser. 2004-RS8, Class AI5(c)	Ba1	5.980	08/25/34	15,000	14,774,175
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5(c)	A2	5.550	01/25/34	4,600	4,540,370
Ser. 2004-KS1, Class AI5(c)	Baa3	5.221	02/25/34	4,000	3,988,900
Ser. 2004-KS3, Class AI5(c)	Ba1	4.770	04/25/34	7,750	7,675,166
Ser. 2004-KS5, Class AI5(c)	Caa1	5.600	06/25/34	10,308	9,993,833
Ser. 2005-EMX5, Class A3(b)	C	0.534	12/25/35	3,006	937,445
Ser. 2005-KS3, Class M3(b)	Baa2	0.634	04/25/35	3,800	3,718,008
Ser. 2006-KS1, Class A4(b)	Ba2	0.504	02/25/36	470	450,067
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	A+(a)	1.299	03/25/32	5,222	4,807,522
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa3	0.999	03/25/31	747	580,103
Ser. 2001-3, Class M1(b)	Caa1	1.374	07/25/31	403	327,738
Ser. 2003-2, Class AF5(c)	Baa1	5.022	08/25/32	2,609	2,666,144
Ser. 2003-3, Class M2(b)	Caa3	2.604	12/25/33	171	124,108
Ser. 2004-1, Class M1(b)	B1	0.999	03/25/35	1,268	1,132,648
Ser. 2004-2, Class AF3(b)	A2	5.230	08/25/35	5,120	5,180,399
Ser. 2005-3, Class M1(b)	Aa3	0.664	11/25/35	7,309	7,128,636
Securitized Asset-Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	0.984	02/25/34	7,032	6,626,743
Ser. 2006-FR3, Class A3(b)	Ca	0.454	05/25/36	4,934	2,719,163

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.404%	01/25/34	$608	$584,878
Ser. 2003-BC3, Class M1(b)	Ba2	1.179	08/25/34	8,680	8,376,315
Ser. 2004-BC1, Class M1(b)	A3	0.969	02/25/35	1,736	1,661,326
Ser. 2004-BC4, Class A1B(b)	A3	1.004	10/25/35	832	732,422
Ser. 2006-BC1, Class A2C(b)	Ba1	0.404	12/25/36	696	678,584
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AA+(a)	0.884	01/25/33	279	276,938
Ser. 2003-BC10, Class A4(b)	A+(a)	1.204	10/25/33	10,448	9,551,633
Ser. 2004-2, Class A4(b)	BB+(a)	0.909	03/25/34	14,910	13,682,732
Ser. 2004-4, Class A4(b)	AAA(a)	1.004	04/25/34	3,782	3,512,839
Ser. 2004-7, Class A8(b)	AAA(a)	1.404	08/25/34	1,400	1,224,811
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.404	12/25/35	752	662,060
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.504	04/25/34	4,663	4,488,396
Ser. 2004-1, Class 2A1(b)	A2	0.504	04/25/34	4,909	4,636,559
Ser. 2004-2, Class A21B(b)	Aa3	0.624	10/25/34	84	80,632

					627,197,664

Total asset-backed securities (cost $1,196,392,990)					1,244,866,269

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.5%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877	11/10/42	223	223,609
Ser. 2007-2, Class A2	AAA(a)	5.634	04/10/49	786	801,764
Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.358	04/10/49	7,804	7,524,576
Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.378	06/10/49	3,516	3,516,035
Ser. 2007-5, Class A3	AAA(a)	5.620	02/10/51	9,000	9,441,351
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.454	03/11/39	4,740	5,314,806
Ser. 2006-PW12, Class A4(b)	Aaa	5.712	09/11/38	1,045	1,186,818

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2007-PW17, Class A3	AAA(a)	5.736%	06/11/50	$18,983	$20,035,284
Ser. 2007-T26, Class A2	AAA(a)	5.330	01/12/45	151	151,088
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	6,998	7,172,828
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.326	07/15/44	243	243,124
Ser. 2006-CD2, Class A4(b)	Aaa	5.304	01/15/46	7,205	8,008,682
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(a)	5.748	06/10/46	8,100	9,163,967
Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.428	02/05/19	2,192	2,148,885
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,824,535
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.409	02/15/39	3,580	4,005,236
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.723	05/15/46	262	261,510
DBRR Trust, Ser. 2012-EZ1, Class A, 144A	Aaa	0.946	09/25/45	27,278	27,367,222
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	445	445,808
Ser. 2006-GG7, Class A4(b)	Aaa	5.867	07/10/38	8,000	9,103,600
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	14,990	15,459,608
Ser. 2007-GG11, Class A2	AAA(a)	5.597	12/10/49	1,102	1,118,553
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506	04/10/38	748	774,432
Ser. 2006-GG6, Class A4	AAA(a)	5.553	04/10/38	3,510	3,925,082
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	37,086	42,273,998
Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.103	03/06/20	5,757	5,763,676
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	82	82,594
Ser. 2005-CB13, Class A2FL(b)	Aaa	0.331	01/12/43	358	357,455

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2005-CB13, Class A3A1(b)	Aaa	5.294%	01/12/43	$2,300	$2,307,052
Ser. 2005-LDP5, Class A3(b)	Aaa	5.229	12/15/44	4,000	4,117,472
Ser. 2006-CB14, Class A4(b)	Aaa	5.481	12/12/44	10,510	11,717,410
Ser. 2006-CB14, Class ASB(b)	Aaa	5.506	12/12/44	649	685,350
Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.366	05/15/45	23,237	22,896,781
Ser. 2007-CB19, Class A2(b)	Aaa	5.726	02/12/49	229	228,789
Ser. 2007-LD11, Class A2(b)	Aaa	5.797	06/15/49	8,434	8,707,014
Ser. 2007-LD11, Class A2FL(b)	Aaa	0.346	06/15/49	26,916	26,709,492
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	826	847,104
Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	4,697	5,274,577
Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.336	01/15/49	9,317	9,208,495
Ser. 2011-C5, Class A2	Aaa	3.149	08/15/46	10,000	10,728,720
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840	07/15/44	86	86,147
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103	11/15/30	260	259,700
Ser. 2006-C1, Class A2	AAA(a)	5.084	02/15/31	345	345,449
Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	40	40,171
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	48	49,111
Ser. 2007-C2, Class A2	AAA(a)	5.303	02/15/40	346	346,160
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.683	05/12/39	15,000	17,078,085
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	15,000	17,157,255
Ser. 2007-C1, Class A2FL, 144A(b)	A(a)	0.516	06/12/50	1,561	1,548,296
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(b)	AAA(a)	5.482	02/12/39	5,000	5,594,095
Ser. 2006-2, Class A2(b)	Aaa	5.878	06/12/46	1,866	1,869,125
Ser. 2006-4, Class A2FL(b)	Aaa	0.326	12/12/49	9,006	8,957,783
Ser. 2006-4, Class A3	Aaa	5.172	12/12/49	7,000	7,888,300
Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.306	08/12/48	702	702,222
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	871	894,834
Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.346	03/12/51	23,856	23,741,194
Ser. 2007-8, Class ASB(b)	AAA(a)	5.869	08/12/49	1,577	1,679,832
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2012-C5, Class A2	Aaa	1.972	08/15/45	24,000	24,698,328

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.366%	04/15/49	$18,268	$18,083,838
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A3	Aaa	2.533	12/10/45	21,000	21,376,908
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077	10/15/35	575	584,515
Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	8,454	8,726,296
Ser. 2006-C23, Class A4	Aaa	5.418	01/15/45	12,834	14,172,389
Ser. 2006-C23, Class A5(b)	Aaa	5.416	01/15/45	9,500	10,667,170
Ser. 2006-C25, Class A4(b)	Aaa	5.733	05/15/43	6,045	6,828,686
Ser. 2006-C25, Class A5(b)	Aaa	5.733	05/15/43	10,700	12,235,493
Ser. 2006-C27, Class A3	Aaa	5.765	07/15/45	24,045	26,999,433
Ser. 2006-C28, Class A4	Aaa	5.572	10/15/48	11,992	13,591,073
Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	21,496	22,125,235
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	736	750,589
Ser. 2007-C33, Class A3(b)	Aaa	5.925	02/15/51	1,203	1,252,207

Total commercial mortgage-backed securities (cost $549,700,190)					572,454,301

CORPORATE BONDS 44.2%

Automotive 2.3%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,118,050
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	0.905	01/09/15	11,700	11,695,764
Gtd. Notes, 144A	A3	1.250	01/11/16	28,000	28,020,860
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150	09/15/15	15,000	15,050,085
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	1.060	03/21/14	15,000	15,072,495

					84,957,254

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 17.8%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	A2	2.072%	01/30/14	$30,000	$30,382,200
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(b)	A2	1.411	06/12/15	35,000	35,651,490
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.045	01/10/14	25,000	25,150,475
Bank of America Corp., Sr. Unsec’d. Notes, Ser. K, MTN(b)	Baa2	0.638	09/15/14	25,000	24,837,175
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	Aa3	1.750	04/29/14	12,500	12,677,888
Cert. of Deposit(b)	Aa3	0.482	07/24/14	25,000	24,992,750
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(b)	Aa3	0.532	10/23/15	15,000	14,996,355
Sr. Unsec’d. Notes	Aa3	0.700	10/23/15	20,000	19,989,220
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa2	0.555	01/14/15	25,000	24,990,500
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250	08/07/15	30,000	30,700,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aa2	1.850	01/10/14	30,000	30,399,180
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)(d)	A3	1.312	02/07/14	25,000	25,110,325
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa3	1.103	01/17/14	30,000	30,197,280
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	A2	1.623	10/18/13	25,000	25,190,375
Sr. Notes, 144A	A2	2.000	10/18/13	10,000	10,091,290
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	A2	0.964	10/15/15	25,000	25,107,625
Sr. Unsec’d. Notes, MTN(b)	A2	1.102	01/24/14	25,000	25,183,000
Morgan Stanley, Sr. Unsec’d. Notes(b)	Baa1	1.902	01/24/14	35,000	35,273,070
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.411	03/01/13	20,000	20,003,158

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.750%	10/04/13	$25,000	$25,203,125
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN(b)	Aa3	0.535	01/06/15	40,000	40,023,040
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550	09/18/15	25,000	25,775,900
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aa1	0.481	07/26/13	25,000	25,015,050
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	A2	1.301	01/28/14	30,000	30,208,050
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500	07/01/15	30,000	30,477,660
Sr. Notes(b)	A2	1.230	06/26/15	10,000	10,125,700

					657,752,201

Brokerage 1.1%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.612	05/24/13	20,000	20,017,720
Sr. Unsec’d. Notes	A1	1.375	06/01/15	7,200	7,326,799
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000	05/25/10	50,000	12,250,000

					39,594,519

Capital Goods 3.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.375	05/20/14	25,000	25,297,450
Unsec’d. Notes, MTN	A2	1.550	12/20/13	10,000	10,107,170
Danaher Corp., Sr. Unsec’d. Notes(b)	A2	0.560	06/21/13	10,000	10,008,040
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	0.705	10/04/13	20,000	20,059,440
Unsec’d. Notes	A2	0.750	01/22/16	30,000	29,971,620

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes(b)	A2	0.811%	06/01/15	$20,000	$20,187,300

					115,631,020

Chemicals 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(b)(d)	A2	0.730	03/25/14	40,000	40,177,920

Consumer 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000	03/01/13	15,000	15,052,885
eBay, Inc., Sr. Unsec’d. Notes(d)	A2	0.875	10/15/13	12,000	12,035,052
VF Corp., Sr. Unsec’d. Notes(b)	A3	1.062	08/23/13	20,000	20,081,600
Western Union Co. (The), Sr. Unsec’d. Notes(b)	Baa1	0.891	03/07/13	13,725	13,731,262

					60,900,799

Electric 0.8%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	1.011	06/03/13	8,000	8,011,256
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	10,054,760
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	10,000	10,080,280

					28,146,296

Energy-Integrated 0.5%
Total Capital Canada Ltd. (Canada), Gtd. Notes(b)	Aa1	0.684	01/15/16	20,000	20,074,920

Energy-Other 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.450	12/13/13	25,000	25,250,150

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 2.0%
General Mills, Inc., Sr. Unsec’d. Notes(b)	Baa1	0.601%	01/29/16	$25,000	$25,022,300
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,027,834
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	20,080,280
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850	01/15/15	23,000	23,411,240

					74,541,654

Healthcare & Pharmaceutical 2.0%
McKesson Corp., Sr. Unsec’d. Notes	Baa2	0.950	12/04/15	5,000	5,012,545
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.160	03/24/14	20,000	20,113,400
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)(d)	A2	0.620	03/28/14	30,000	30,098,310
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes(b)	A3	1.212	11/08/13	17,000	17,098,107

					72,322,362

Insurance 2.4%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(b)	Aa2	0.810	09/27/13	35,000	35,116,445
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.055	01/10/14	30,000	30,181,230
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000	05/04/15	13,025	13,718,660
Principal Life Global Funding II, Gtd. Notes, 144A(b)	Aa3	0.930	07/09/14	9,800	9,799,402

					88,815,737

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.5%
Carnival Corp. (Panama), Gtd. Notes	A3	1.200%	02/05/16	$17,000	$16,996,430

Metals 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	A1	0.581	02/18/14	30,000	30,071,430
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	30,000	30,243,000

					60,314,430

Non-Captive Finance 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A1	0.905	01/08/16	20,000	20,058,180
Sr. Unsec’d. Notes, MTN	A1	1.000	01/08/16	25,000	24,989,900

					45,048,080

Pipelines & Other 0.5%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	0.750	01/15/16	20,000	19,957,020

Retailers 0.3%
Walgreen Co., Sr. Unsec’d. Notes(b)	Baa1	0.810	03/13/14	10,000	10,015,380

Technology 2.4%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	5,000	5,042,015
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	Baa1	0.711	05/30/14	8,250	8,163,664
Sr. Unsec’d. Notes	Baa1	1.550	05/30/14	10,000	10,024,700
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550	02/06/15	30,000	29,982,090
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.490	05/15/13	37,000	37,025,715

					90,238,184

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 1.6%
BellSouth Corp., Gtd. Notes, 144A(c)	A-2	4.020%	04/26/13	$35,000	$35,255,115
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	0.920	03/28/14	25,000	25,169,250

					60,424,365

Tobacco 0.6%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa1	1.400	06/05/15	20,000	20,225,680

Total corporate bonds (cost $1,656,522,179)					1,631,384,401

MUNICIPAL BONDS 1.1%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Ser.	Aa3	0.500	12/01/14	6,300	6,300,000
University of California Rev., Fltg. Rate Nts., Taxable, Ser. Y-1(b)	Aa1	0.790	07/01/41	32,475	32,476,299

Total municipal bonds (cost $38,809,383)					38,776,299

Total long-term investments (cost $3,441,424,742)					3,487,481,270

				Shares
SHORT-TERM INVESTMENTS 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,202,464)(Note 3)(f)				3,202,464	3,202,464

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
COMMERCIAL PAPER(g) 3.0%
AGL Capital Corp., 144A	P-2	0.450%	03/11/13	$17,000	$16,993,587
British Telecommunications PLC	P-2	1.520	06/03/13	30,000	29,934,900
DCP Midstream LLC, 144A	P-2	0.410	02/22/13	15,000	14,996,242
Vodafone Group PLC, 144A	P-2	0.810	01/02/14	40,000	39,721,600
Xstrata Finance (Canada) Ltd., 144A	P-2	0.500	03/25/13	7,300	7,294,626

Total commercial paper (cost $108,832,787)					108,940,955

LOAN PARTICIPATIONS 3.6%
Liberty Property Trust(h)		0.550	02/19/13	32,500	32,500,000
Weingarten Realty Investors		0.500	02/05/13	50,000	50,000,000
UDR, Inc.(h)		0.500	03/01/13	50,000	50,000,000

Total time deposits (cost $132,500,000)					132,500,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.1%
Federal Home Loan Mortgage Corp.(d)(g) (cost $5,383,632)		0.160	04/01/13	5,385	5,384,645

Total short-term investments (cost $249,918,883)					250,028,064

Total Investments 101.3% (cost $3,691,343,625; Note 5)					3,737,509,334
Liabilities in excess of other assets(i) (1.3)%					(47,405,830)

Net Assets 100.0%					$3,690,103,504

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

IO—Interest Only

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(c)	Represents zero coupon bond or step coupon bond. Rate shown reflects the effective yield/current coupon at January 31, 2013.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Indicates a security that has been deemed illiquid.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation	Counterparty
Over-the-counter swap agreements:
$9,200	10/03/13	3.991%	3 month LIBOR(a)	$(346,527)	$—	$(346,527)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285	3 month LIBOR(a)	(477,433)	—	(477,433)	UBS AG
20,000	03/03/14	2.158	3 month LIBOR(a)	(564,406)	—	(564,406)	Barclays Bank PLC
50,000	12/15/14	2.606	3 month LIBOR(a)	(2,309,131)	1,379	(2,310,510)	Barclays Bank PLC
50,000	01/23/15	0.698	3 month LIBOR(a)	(281,093)	—	(281,093)	Bank of Nova Scotia
40,000	02/03/15	0.575	3 month LIBOR(a)	(194,970)	—	(194,970)	Bank of Nova Scotia
25,000	06/22/15	0.640	3 month LIBOR(a)	(110,122)	—	(110,122)	Bank of Nova Scotia
30,000	08/02/15	0.484	3 month LIBOR(a)	(48,037)	—	(48,037)	Bank of Nova Scotia
35,000	11/13/15	0.453	3 month LIBOR(a)	63,935	—	63,935	Morgan Stanley Capital Services, Inc.
20,000	12/07/15	0.757	3 month LIBOR(a)	(134,288)	—	(134,288)	Bank of Nova Scotia

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

Interest rate swap agreements outstanding at January 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation	Counterparty
$25,000	12/15/15	2.938%	3 month LIBOR(a)	$(1,790,644)	$—	$(1,790,644)	Morgan Stanley Capital Services, Inc.
60,000	01/14/16	0.508	3 month LIBOR(a)	88,388	—	88,388	Morgan Stanley Capital Services, Inc.
25,000	02/01/16	0.588	3 month LIBOR(a)	(14,030)	—	(14,030)	Bank of Nova Scotia
25,000	04/13/16	0.925	3 month LIBOR(a)	(318,075)	—	(318,075)	Bank of Nova Scotia
10,000	05/10/16	0.860	3 month LIBOR(a)	(90,474)	—	(90,474)	Bank of Nova Scotia
15,000	05/16/16	0.890	3 month LIBOR(a)	(148,426)	—	(148,426)	Bank of Nova Scotia
5,000	05/22/16	0.909	3 month LIBOR(a)	(51,791)	—	(51,791)	Bank of Nova Scotia
25,000	06/06/16	0.499	3 month LIBOR(a)	107,708	—	107,708	Bank of Nova Scotia
20,000	07/29/16	0.680	3 month LIBOR(a)	(11,572)	—	(11,572)	Bank of Nova Scotia
20,000	11/13/16	0.598	3 month LIBOR(a)	85,526	—	85,526	Morgan Stanley Capital Services, Inc.
25,000	12/06/16	0.575	3 month LIBOR(a)	149,699	—	149,699	Bank of Nova Scotia
8,400	06/15/17	2.880	3 month LIBOR(a)	(757,785)	—	(757,785)	Barclays Bank PLC
13,000	05/16/18	4.531	3 month LIBOR(a)	(2,432,721)	—	(2,432,721)	Barclays Bank PLC
20,000	02/18/20	4.762	3 month LIBOR(a)	(4,833,155)	—	(4,833,155)	Royal Bank of Scotland PLC
20,000	06/01/20	1.235	3 month LIBOR(a)	444,734	—	444,734	Bank of Nova Scotia
10,000	12/15/20	3.855	3 month LIBOR(a)	(1,678,276)	—	(1,678,276)	Morgan Stanley Capital Services, Inc.

				$(15,652,966)	$1,379	$(15,654,345)

(a)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$617,668,605	$—
Residential Mortgage-Backed Securities	—	627,197,664	—
Commercial Mortgage-Backed Securities	—	572,454,301	—
Corporate Bonds	—	1,631,384,401	—
Municipal Bonds	—	38,776,299	—
Affiliated Money Market Mutual Fund	3,202,464	—	—
Commercial Paper	—	108,940,955	—
Loan Participations	—	132,500,000	—
U.S. Government Agency Obligation	—	5,384,645	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(15,654,345)	—

Total	$3,202,464	$3,718,652,525	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2013 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

Banking	17.8%
Residential Mortgage-Backed Securities	17.0
Non-Residential Mortgage-Backed Securities	16.7
Commercial Mortgage-Backed Securities	15.5
Loan Participations	3.6
Capital Goods	3.1
Commercial Paper	3.0
Insurance	2.4
Technology	2.4
Automotive	2.3
Foods	2.0
Healthcare & Pharmaceutical	2.0
Consumer	1.7
Metals	1.6
Telecommunications	1.6
Non-Captive Finance	1.2
Brokerage	1.1%
Chemicals	1.1
Municipal Bonds	1.1
Electric	0.8
Energy—Other	0.7
Tobacco	0.6
Energy—Integrated	0.5
Lodging	0.5
Pipelines & Other	0.5
Retailers	0.3
Affiliated Money Market Mutual Fund	0.1
U.S. Government Agency Obligation	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Premium paid for swap agreements	$1,379	—	$—
Interest rate contracts	Unrealized appreciation on swap agreements	939,990	Unrealized depreciation on swap agreements	16,594,335

Total		$941,369		$16,594,335

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(387,167)
Interest rate contracts	(5,527,841)

Total	$(5,915,008)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$239,307
Interest rate contracts	3,225,813

Total	$3,465,120

For the year ended January 31, 2013, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$430,460	$6,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Statement of Assets and Liabilities

as of January 31, 2013

Assets
Investments at value:
Unaffiliated investments (cost $3,688,141,161)	$3,734,306,870
Affiliated investments (cost $3,202,464)	3,202,464
Cash	1,309
Dividends and interest receivable	7,285,221
Unrealized appreciation on swap agreements	939,990
Prepaid expenses	31,098
Premium paid for swap agreements	1,379

Total assets	3,745,768,331

Liabilities
Payable for investments purchased	38,934,335
Unrealized depreciation on swap agreements	16,594,335
Accrued expenses	64,698
Management fee payable	54,792
Affiliated transfer agent fee payable	16,667

Total liabilities	55,664,827

Net Assets	$3,690,103,504

Net assets were comprised of:
Common stock, at par	$396,739
Paid-in capital in excess of par	3,957,799,069

3,958,195,808
Undistributed net investment income	3,592,612
Accumulated net realized loss on investments	(302,196,280)
Net unrealized appreciation on investments	30,511,364

Net assets, January 31, 2013	$3,690,103,504

Net asset value, offering price and redemption price per share ($3,690,103,504 ÷ 396,738,648 shares of $.001 par value common stock issued and outstanding)	$9.30

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2013

Income
Income
Interest income	$63,781,152
Affiliated dividend income	100,566

Total income	63,881,718

Expenses
Management fee	627,330
Custodian’s fees and expenses	104,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	100,000
Insurance expense	59,000
Audit fee	32,000
Legal fees and expenses	24,000
Trustees’ fees	10,000
Reports to shareholders	7,000
Miscellaneous	16,214

Total expenses	979,544

Net investment income	62,902,174

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized loss on:
Investment transactions	(7,577,077)
Swap agreement transactions	(5,915,008)

(13,492,085)

Net change in unrealized appreciation (depreciation) on:
Investments	158,098,617
Swap agreements	3,465,120

161,563,737

Net gain on investments	148,071,652

Net Increase In Net Assets Resulting From Operations	$210,973,826

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$62,902,174	$58,164,371
Net realized loss on investment transactions and swap agreements	(13,492,085)	(3,420,993)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	161,563,737	(53,025,864)

Net increase in net assets resulting from operations	210,973,826	1,717,514

Dividends from net investment income (Note 1)	(50,600,611)	(48,360,018)

Fund share transactions (Note 6)
Net asset value of shares issued to shareholders in reinvestment of dividends	50,600,701	49,437,161
Cost of shares reacquired	(61,200,000)	(101,230,322)

Net decrease in net assets from Fund share transactions	(10,599,299)	(51,793,161)

Total increase (decrease)	149,773,916	(98,435,665)

Net Assets:
Beginning of year	3,540,329,588	3,638,765,253

End of year(a)	$3,690,103,504	$3,540,329,588

(a) Includes undistributed net investment income of:	$3,592,612	$3,790,279

See Notes to Financial Statements.

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Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At January 31, 2013, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 74.9% of outstanding shares of the Short-Term Bond Fund. No single shareholder of the Money Market Fund held 5% or more of the outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

Securities Valuation: Each Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the

Prudential Investment Portfolios 2	45

Notes to Financial Statements

continued

adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities

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valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The Short-Term Bond Fund values short-term debt securities of sufficient credit quality, which mature in sixty days or less, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the

Prudential Investment Portfolios 2	47

Notes to Financial Statements

continued

event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Money Market Fund may hold up to 5% and the Short-Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower.

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The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into credit default and interest rate swaps and may enter into total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Prudential Investment Portfolios 2	49

Notes to Financial Statements

continued

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2013, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

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Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Core Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PIM is obligated to keep certain books and records of the Core Fund. PI pays for the services of PIM, the cost of compensation of officers of the Core Fund, occupancy and certain clerical and bookkeeping costs of the Core Fund. The Core Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and payable monthly. For the year ended January 31, 2013, the costs were at an effective annual rate of .004% for the Money Market Fund and .017% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Investment Portfolios 2	51

Notes to Financial Statements

continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the year ended January 31, 2013, were $1,685,032,580 and $1,542,317,070, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain/loss on investments and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investments. For the year ended January 31, 2013, the adjustments for the Taxable Money Market Fund were to increase undistributed net investment income and decrease accumulated net realized gain on investments by $988,733 due to reclassification of dividends. For the year ended January 31, 2013, the adjustments for the Short-Term Bond Fund were to decrease undistributed net investment income and decrease accumulated net realized loss on investments by $12,499,230 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss and net assets were not affected by this change.

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The tax character of distributions paid during the year ended January 31, 2013 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$72,132,423	$72,132,423
Short-Term Bond Fund	$50,600,611	$50,600,611

The tax character of distributions paid during the year ended January 31, 2012 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$52,755,033	$52,755,033
Short-Term Bond Fund	$48,360,018	$48,360,018

As of January 31, 2013, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Taxable Money Market Fund*	$5,373,670
Short-Term Bond Fund	$2,076,098

*	Includes a timing difference of $5,360,554 for dividends payable.

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$3,691,343,625	$126,958,764	$(80,793,055)	$46,165,709	$(14,137,830)	$32,027,879

The difference between book basis and tax basis and other cost basis adjustments was primarily attributable to appreciation (depreciation) of swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses incurred in the fiscal years ended January 31, 2012 and 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as

Prudential Investment Portfolios 2	53

Notes to Financial Statements

continued

either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2013, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$1,793,000

Pre-Enactment Losses:
Expiring 2016	$8,441,000
Expiring 2017	115,725,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$300,403,000

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2013:
Shares sold	273,453,130,892	$273,453,130,892	—	$—
Shares issued in reinvestment of distributions	71,881,967	71,881,967	5,574,001	50,600,701
Shares reacquired	(271,709,910,377)	(271,709,910,377)	(6,692,219)	(61,200,000)

Net increase (decrease) in shares outstanding	1,815,102,482	$1,815,102,482	(1,118,218)	$(10,599,299)

Year ended January 31, 2012:
Shares sold	275,313,657,621	$275,313,657,621	—	$—
Shares issued in reinvestment of distributions	35,735,369	35,735,369	5,525,898	49,437,161
Shares reacquired	(264,599,317,632)	(264,599,317,632)	(11,398,873)	(101,230,322)

Net increase (decrease) in shares outstanding	10,750,075,358	$10,750,075,358	(5,872,975)	$(51,793,161)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 13, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2013.

The Money Market Fund paid interest to the custodian for temporary overdrawn balances during the year ended January 31, 2013. The average outstanding balance was $16,205,059 at a weighted average interest rate of .43%.

Prudential Investment Portfolios 2	55

Notes to Financial Statements

continued

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2013		2012		2011		2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income and net realized gains	-	(b)	-	(b)	-	(b)	.01	.03
Dividends and distributions to shareholders	-	(b)	-	(b)	-	(b)	(.01)	(.03)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(a):	.21%		.20%		.27%		.50%	2.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$33,134,378		$31,319,289		$20,569,201		$17,526,308	$15,359,279
Average net assets (000)	$33,655,642		$27,404,748		$20,000,768		$16,683,486	$22,364,588
Ratios to average net assets:
Expenses	.01%		.01%		.01%		.01%	.01%
Net investment income	.21%		.19%		.27%		.48%	2.66%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	57

Financial Highlights

continued

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$8.90	$9.01	$8.69	$7.40	$9.32
Income (loss) from investment operations:
Net investment income	.16	.15	.15	.17	.33
Net realized and unrealized gain (loss) on investment transactions	.37	(.14)	.29	1.25	(1.93)
Total from investment operations	.53	.01	.44	1.42	(1.60)
Less Dividends
Dividends from net investment income	(.13)	(.12)	(.12)	(.13)	(.32)
Net asset value, end of year	$9.30	$8.90	$9.01	$8.69	$7.40
Total Return(a):	5.97%	.12%	5.10%	19.41%	(17.57)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,690,104	$3,540,330	$3,638,765	$3,500,360	$2,938,484
Average net assets (000)	$3,609,806	$3,598,740	$3,570,455	$3,189,152	$3,367,022
Ratios to average net assets(b):
Expenses	.03%	.03%	.03%	.03%	.02%
Net investment income	1.74%	1.62%	1.73%	2.12%	3.85%
Portfolio turnover rate	49%	31%	43%	39%	28%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 22, 2013

Prudential Investment Portfolios 2	59

Federal Income Tax Information

(Unaudited)

For the year ended January 31, 2013, the Taxable Money Market Fund and Short-Term Bond Fund both report 100% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2013.

60	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Investment Portfolios 2

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 61	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 63	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988– August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Prudential Investment Portfolios 2

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Jonathan D. Shain (54) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.
Amanda S. Ryan (34) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (54) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).
Valerie M. Simpson (54) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Investment Portfolios 2

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2013 and January 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $54,500 and $54,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2013